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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-02273
                                      ------------------------------------------

                        TRANSAMERICA INCOME SHARES, INC.
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               (Exact name of registrant as specified in charter)

         570 Carillon Parkway, St. Petersburg, Florida             33716
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              (Address of principal executive offices)           (Zip code)

         Dennis P. Gallagher, Box 9012, Clearwater, Florida  33758-9771
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (727) 299-1800

Date of fiscal year end:   March 31
                         -------------------------------------------------------

Date of reporting period:  July 1, 2008 - June 30, 2009
                          ------------------------------------------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02273
Reporting Period: 07/01/2008 - 06/30/2009
Transamerica Income Shares, Inc.









============== TRANSAMERICA INCOME SHARES, INC. (CLOSED END FUND) ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                      TRANSAMERICA INCOME SHARES, INC.
                                      ------------------------------------------
                                                    (Registrant)



                                      By: /s/ John K. Carter
                                          --------------------------------------
                                          John K. Carter
                                          President and Chief Executive Officer

                                      Date: August 28, 2009
                                            ------------------------------------